CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest income
Loans, including fees	$ 25,205	$ 26,373
Investment securities
Fully taxable	2,315	3,406
Exempt from federal taxes	1,692	1,506
Interest-bearing deposits and other	8	3
TOTAL INTEREST INCOME	29,220	31,288
Interest expense
Deposits	3,532	5,467
Borrowings	1,405	1,948
TOTAL INTEREST EXPENSE	4,937	7,415
NET INTEREST INCOME	24,283	23,873
Provision for loan losses	2,400	3,728
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	21,883	20,145
Noninterest income
Service fees, charges and other operating income	1,771	1,698
Gain on sale of investment securities	85	760
Bank owned life insurance	603	638
Gain on sale of loans	1,350	524
Gain on disposition of premises and equipment	277	0
TOTAL NONINTEREST INCOME	4,086	3,620
Noninterest expense
Compensation and benefits	10,982	10,525
Occupancy and equipment	2,795	2,972
Federal deposit insurance premiums	596	675
Professional fees	1,284	1,331
Marketing and advertising	346	312
Foreclosed real estate expense	811	805
Other operating	2,047	2,197
TOTAL NONINTEREST EXPENSE	18,861	18,817
INCOME BEFORE INCOME TAXES	7,108	4,948
Income tax expense	1,725	1,019
NET INCOME	$ 5,383	$ 3,929
Earnings per share-basic (in dollars per share)	$ 1.97	$ 1.45
Earnings per share-diluted (in dollars per share)	$ 1.97	$ 1.45
Weighted average shares outstanding:
Basic (in shares)	2,726,133	2,702,200
Diluted (in shares)	2,729,762	2,702,710